Stock-Based Compensation - TDS excluding UScellular, Nonvested shares and other stock compensation disclosures (Details) - TDS Parent Company - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Common Shares | Non-Employee Directors' Plan
Shares issued and granted under stock compensation plans
Shares issued	43,000	28,000	32,000
Shares reserved	182,000
Common Shares | Automatic Dividend Reinvestment and Stock Purchase Plans
Shares issued and granted under stock compensation plans
Shares reserved	2,393,000
Purchase price, percent	95.00%
Common Shares | Restricted Stock Units
Stock based compensation, Nonvested shares rollforward, number of shares
Nonvested stock units, beginning of period - Number of shares (in shares)	1,233,000
Granted number of shares (in shares)	661,000
Vested number of shares (in shares)	(377,000)
Forfeited number of shares (in shares)	(21,000)
Nonvested stock units, end of period - Number of shares (in shares)	1,496,000	1,233,000
Stock based compensation, Nonvested shares weighted average grant date fair value
Nonvested stock units - beginning of period weighted average grant date fair value (USD per share)	$ 26.16
Granted weighted average grant date fair value (USD per share)	17.19	$ 28.81	$ 23.87
Vested weighted average grant date fair value (USD per share)	25.99
Forfeited weighted average grant date fair value (USD per share)	24.89
Nonvested stock units - end of period weighted average grant date fair value (USD per share)	$ 22.26	$ 26.16
Shares issued and granted under stock compensation plans
Fair value of vested stock units	$ 7,000,000	$ 11,000,000	$ 9,000,000
Common Shares | Performance Share Units
Stock based compensation, Nonvested shares rollforward, number of shares
Nonvested stock units, beginning of period - Number of shares (in shares)	489,000
Granted number of shares (in shares)	521,000
Vested number of shares (in shares)	(63,000)
Change in units based on approved performance factors (in shares)	4,000
Forfeited number of shares (in shares)	(55,000)
Accumulated dividend equivalents (in shares)	28,000
Nonvested stock units, end of period - Number of shares (in shares)	924,000	489,000
Stock based compensation, Nonvested shares weighted average grant date fair value
Nonvested stock units - beginning of period weighted average grant date fair value (USD per share)	$ 28.53
Granted weighted average grant date fair value (USD per share)	19.15	$ 30.72	$ 25.70
Vested weighted average grant date fair value (USD per share)	27.79
Change in units based on approved performance factors weighted average grant date fair value (USD per share)	27.79
Forfeited weighted average grant date fair value (USD per share)	27.83
Accumulated dividend equivalents, weighted average grant date fair value (USD per share)	23.91
Nonvested stock units - end of period weighted average grant date fair value (USD per share)	$ 23.18	$ 28.53
Shares issued and granted under stock compensation plans
Fair value of vested stock units	$ 2,000,000	$ 4,000,000	$ 0
Common Shares | Performance Share Units | Minimum
Shares issued and granted under stock compensation plans
Performance share awards target	0.00%
Common Shares | Performance Share Units | Maximum
Shares issued and granted under stock compensation plans
Performance share awards target	200.00%
Common Shares | Deferred Compensation Stock Units
Shares issued and granted under stock compensation plans
Percent of match up to 50% from annual bonus	25.00%
Percent of match above 50% from annual bonus	33.00%
Award vesting period	3 years
Weighted average grant date fair value (USD per share)	$ 19.44	$ 31.05	$ 28.96
Vested number of shares, unissued	107,000
Vested number of shares, unissued, fair value	$ 2,000,000
Common Shares | Deferred Compensation Stock Units | Maximum
Shares issued and granted under stock compensation plans
Fair value of vested stock units	$ 1,000,000	$ 1,000,000	$ 1,000,000
Series A Common Shares | Series A Common Share Automatic Dividend Reinvestment Plan
Shares issued and granted under stock compensation plans
Shares reserved	129,000
Purchase price, percent	95.00%